Other Liabilities	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other Liabilities

11.	Other Liabilities

On January 30, 2023, the Company granted 470,000 RSUs to various directors, of which 400,000 RSUs contained a put right option (the “Put Right Option”) where the directors can elect to settle in cash or in equity. These RSUs vest at various stages pending conditions of certain milestones. These RSUs with the Put Right Option are classified as other liabilities on the consolidated statements of financial position.

As at August 9, 2023, 160,000 RSUs with the Put Right Option had met certain milestones required to vest. On September 26, 2023, the Company paid $546,476 (USD $400,000) to redeem these 160,000 RSUs at the Put Right Exercise Price.

As at December 31, 2024, the remaining RSUs with the Put Right Option were measured at a fair value of $863,340 (June 30, 2024 - $773,891). During the six months ended December 31, 2024, stock-based compensation of $89,449 was recorded in connection to the vesting of these RSUs on the consolidated statements of loss and comprehensive loss (2023 - $318,131).